Condensed Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Current Assets:
Cash	$ 3,409	$ 3,409
Prepaid expenses	1,544
Due from Joint Venture	3,429	373	$ 301
Due from McKesson	213
Investment in Joint Venture tangible equity units, current	15,362
Income taxes receivable	1,359	1,781	15,828
Total current assets	25,316	5,563	16,129
Dividend receivable	68,344	81,264	59,116
Investment in the Joint Venture	1,796,512	1,211,996	1,298,759
Investment in Joint Venture tangible equity units	329,581
Total assets	2,219,753	1,298,823	1,374,004
Current liabilities:
Accounts payable and accrued expenses	259	176	301
Due to the Joint Venture	9,806	6,167	15,828
Current portion of long-term debt	15,362
Total current liabilities	25,427	6,343	16,129
Long-term debt	23,656
Due to McKesson	47,172
Deferred income tax liabilities	172,055	159,993	181,303
Other liabilities	1,312
Commitments and contingencies
Stockholders' Equity:
Common Stock	124	75
Preferred stock (par value, $.001), 900,000,000 and 0 shares authorized and no shares issued and outstanding at December 31, 2019 and March 31, 2019, respectively
Additional paid-incapital	2,016,608	1,153,509
Accumulated other comprehensive income (loss)	(3,418)	(3,256)	2,536
Retained earnings (deficit)	(63,183)	(17,841)	34,661
Total stockholders' equity	1,950,131	1,132,487	1,176,572
Total liabilities and stockholders' equity	$ 2,219,753	1,298,823	1,374,004
Previously Reported [Member]
Stockholders' Equity:
Common Stock		1	1
Additional paid-incapital		$ 1,153,583	$ 1,139,374